Shareholder Report, Average Annual Return (Details)	6 Months Ended	7 Months Ended	12 Months Ended	27 Months Ended	56 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000220930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.51%		9.24%		3.39%
C000220931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.35%		9.03%		3.14%
C000220929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.52%		9.29%		3.44%
C000220934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.01%)		11.20%		9.68%
C000220932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.15%)		10.90%		9.41%
C000220933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.05%		11.18%		9.74%
C000220938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.18%		9.43%		5.53%
C000220939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.95%		9.11%		5.25%
C000220940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.21%		9.46%		5.58%
C000220941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.98%		10.29%		6.85%
C000220942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.79%		9.91%		6.57%
C000220943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.91%		10.31%		6.89%
C000220944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.55%		10.12%		8.13%
C000220946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.46%		9.86%		7.86%
C000220945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.62%		10.19%		8.18%
C000220948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.45%		11.07%		8.98%
C000220947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.39%		10.79%		8.72%
C000220949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.44%		11.05%		9.03%
C000220951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.16%		11.06%		9.47%
C000220950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.04%)		10.79%		9.19%
C000220952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.15%		11.13%		9.52%
C000220955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.03%		11.20%		9.65%
C000220953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.11%)		10.89%		9.37%
C000220954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.11%		11.28%		9.70%
C000220956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.08%)		11.10%		9.61%
C000220958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.18%)		10.86%		9.35%
C000220957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.03%)		11.14%		9.68%
C000244506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.35%		7.45%	2.81%
C000244507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	2.29%		7.48%	2.86%
C000251817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.01%)	(2.11%)
C000251818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.18%)	(2.27%)
C000251819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.01%	(2.09%)
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%	2.75%	(1.11%)
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	(1.62%)	(1.86%)	12.25%		12.53%
MSCI USA S000069122 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	(1.62%)		12.25%		12.53%
LifePath ESG Index Retirement Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index Retirement Fund Custom Benchmark
Average Annual Return, Percent	1.55%		9.26%		3.50%
Bloomberg MSCI U S Aggregate ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI U.S. Aggregate ESG Focus Index
Average Annual Return, Percent	2.57%		8.01%		(1.11%)
Bloomberg U S Aggregate Bond S000069123 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
LifePath ESG Index 2065 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2065 Fund Custom Benchmark
Average Annual Return, Percent	0.08%		11.05%		9.75%
MSCI USA Extended ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index
Average Annual Return, Percent	(2.31%)	(2.90%)	11.27%		11.80%
LifePath ESG Index 2030 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2030 Fund Custom Benchmark
Average Annual Return, Percent	1.25%		9.78%		5.70%
Bloomberg U S Aggregate Bond S000069125 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
Bloomberg U S Aggregate Bond S000069126 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
LifePath ESG Index 2035 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2035 Fund Custom Benchmark
Average Annual Return, Percent	0.95%		10.14%		6.94%
Bloomberg U S Aggregate Bond S000069127 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
LifePath ESG Index 2040 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2040 Fund Custom Benchmark
Average Annual Return, Percent	0.66%		10.48%		8.07%
LifePath ESG Index 2045 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2045 Fund Custom Benchmark
Average Annual Return, Percent	0.38%		10.79%		9.02%
Bloomberg U S Aggregate Bond S000069128 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
LifePath ESG Index 2050 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2050 Fund Custom Benchmark
Average Annual Return, Percent	0.19%		10.98%		9.58%
Bloomberg U S Aggregate Bond S000069129 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
LifePath ESG Index 2055 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2055 Fund Custom Benchmark
Average Annual Return, Percent	0.09%		11.04%		9.75%
Bloomberg U S Aggregate Bond S000069130 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
Bloomberg U S Aggregate Bond S000069131 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%		8.02%		(1.11%)
LifePath ESG Index 2060 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2060 Fund Custom Benchmark
Average Annual Return, Percent	0.08%		11.05%		9.75%
Bloomberg U S Aggregate Bond S000086332 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	(0.30%)
LifePath ESG Index 2070 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2070 Fund Custom Benchmark
Average Annual Return, Percent	0.08%	(1.75%)